Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 8 – COMMITMENTS AND CONTINGENCIES

We enter into contracts in the normal course of business with Contract Research Organizations, Contract Manufacturing Organizations, universities, and other third parties for preclinical research studies, clinical trials and testing and manufacturing services. These contracts generally do not contain minimum purchase commitments and are cancellable by us upon prior written notice although, purchase orders for clinical materials are generally non-cancellable. Payments due upon cancellation consist only of payments for services provided or expenses incurred, including noncancellable obligations of our service providers, up to the date of cancellation or upon completion of a manufacturing run. These payments, where the costs are material, have been included based on assumptions regarding those that are reasonably likely to be incurred.

COVID-19

In 2020, the global COVID-19 pandemic hit the United States and UK affecting almost all aspects of the global economy, the pharmaceutical industry and the Company included. The Company’s operations and financial results have already been adversely impacted by the COVID-19 pandemic in the United Kingdom, United States and the rest of the world. Enrolment of patients in the clinical trials and maintaining patients in the ongoing clinical trials were delayed or limited to lesser or greater extent as the Company’s clinical trial sites limited their onsite staff, temporarily closed or adjusted the way they worked during the COVID-19 pandemic. As a result of measures imposed by the governments in affected regions, many commercial activities, businesses and schools have been suspended as part of quarantines and other measures intended to contain this pandemic. These factors resulting from COVID-19 remain ongoing and other unforeseen pandemics could have similar or worse consequences, delaying the anticipated readouts from our clinical trials and our regulatory submissions. Additionally, certain third parties with whom we engage, including our collaborators, contract organizations, third-party manufacturers, suppliers, clinical trial sites, regulators and other third parties with whom we conduct business were often and can be similarly affected, adjusting their operations and assessing their capacity in light of the COVID-19 and other pandemics. While the extent of the impact of the current COVID-19 pandemic on the Company’s future business and financial results continues to carry uncertainty, the effect of a continued and prolonged public health crisis from further significant mutations to COVID-19 or other pandemics could have a material negative impact on the Company’s business, financial condition and operating results.